Loans (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Classification of Loans By Class
The following table sets forth the classification of loans by class, including unearned fees, deferred costs and excluding the allowance for loan losses for the past two years:

(In thousands)	December 31, 2016	December 31, 2015
SBA loans held for investment	$42,492	$39,393
SBA 504 loans	26,344	29,353
Commercial loans
Commercial other	58,447	49,332
Commercial real estate	422,418	391,071
Commercial real estate construction	28,306	25,115
Residential mortgage loans	289,093	264,523
Consumer loans
Home equity	47,411	45,042
Consumer other	44,130	32,015
Total loans held for investment	$958,641	$875,844
SBA loans held for sale	14,773	13,114
Total loans	$973,414	$888,958

Loan Portfolio by Class According to Their Credit Quality Indicators

	December 31, 2016
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$38,990	$2,023	$1,479	$42,492
SBA 504 loans	24,635	1,073	636	26,344
Commercial loans
Commercial other	57,000	1,422	25	58,447
Commercial real estate	408,288	13,729	401	422,418
Commercial real estate construction	27,556	750	—	28,306
Total commercial loans	492,844	15,901	426	509,171
Total SBA, SBA 504 and commercial loans	$556,469	$18,997	$2,541	$578,007
	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$286,421	$2,672	$289,093
Consumer loans
Home equity		46,929	482	47,411
Consumer other		42,154	1,976	44,130
Total consumer loans		890,833	2,458	91,541
Total residential mortgage and consumer loans		$375,504	$5,130	$380,634

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2015:

	December 31, 2015
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$35,032	$2,647	$1,714	$39,393
SBA 504 loans	24,003	4,917	433	29,353
Commercial loans
Commercial other	45,870	2,373	1,089	49,332
Commercial real estate	369,510	18,978	2,583	391,071
Commercial real estate construction	24,061	1,054	—	25,115
Total commercial loans	439,441	22,405	3,672	465,518
Total SBA, SBA 504 and commercial loans	$498,476	$29,969	$5,819	$534,264
	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$262,299	$2,224	$264,523
Consumer loans
Home equity		44,452	590	45,042
Consumer other		32,015	—	32,015
Total consumer loans		76,467	590	77,057
Total residential mortgage and consumer loans		$338,766	$2,814	$341,580

Aging Analysis of Past Due And Nonaccrual Loans by Loan Class
The following tables set forth an aging analysis of past due and nonaccrual loans as of December 31, 2016 and December 31, 2015:

	December 31, 2016
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$491	$397	$—	$1,168	$2,056	$40,436	$42,492
SBA 504 loans	—	—	—	513	513	25,831	26,344
Commercial loans
Commercial other	50	—	—	25	75	58,372	58,447
Commercial real estate	1,108	574	—	401	2,083	420,335	422,418
Commercial real estate construction	—	—	—	—	—	28,306	28,306
Residential mortgage loans	2,932	263	—	2,672	5,867	283,226	289,093
Consumer loans
Home equity	227	—	—	482	709	46,702	47,411
Consumer other	—	—	—	1,976	1,976	42,154	44,130
Total loans held for investment	$4,808	$1,234	$—	$7,237	$13,279	$945,362	$958,641
SBA loans held for sale	—	—	—	—	—	14,773	14,773
Total loans	$4,808	$1,234	$—	$7,237	$13,279	$960,135	$973,414

(1)	At December 31, 2016, nonaccrual loans included $153 thousand of TDRs and $60 thousand of loans guaranteed by the SBA.

	December 31, 2015
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$1,153	$456	$—	$1,764	$3,373	$36,020	$39,393
SBA 504 loans	—	—	—	518	518	28,835	29,353
Commercial loans
Commercial other	157	—	—	10	167	49,165	49,332
Commercial real estate	444	283	—	2,154	2,881	388,190	391,071
Commercial real estate construction	356	—	—	—	356	24,759	25,115
Residential mortgage loans	2,307	1,078	—	2,224	5,609	258,914	264,523
Consumer loans
Home equity	130	3	—	590	723	44,319	45,042
Consumer other	1	—	—	—	1	32,014	32,015
Total loans held for investment	$4,548	$1,820	$—	$7,260	$13,628	$862,216	$875,844
SBA loans held for sale	—	—	—	—	—	13,114	13,114
Total loans	$4,548	$1,820	$—	$7,260	$13,628	$875,330	$888,958

(1)
At December 31, 2015, nonaccrual loans included $293 thousand of TDRs and $288 thousand of loans guaranteed by the SBA.  The remaining $3.0 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

Impaired Loans with Associated Allowance Amount
The following tables provide detail on the Company’s loans individually evaluated for impairment with the associated allowance amount, if applicable, as of December 31, 2016 and December 31, 2015:

	December 31, 2016
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,235	$653	$—
SBA 504 loans	513	513	—
Commercial loans
Commercial other	25	25	—
Commercial real estate	42	43	—
Total commercial loans	67	68	—
Total impaired loans with no related allowance	1,815	1,234	—
With an allowance:
SBA loans held for investment (1)	975	455	246
Commercial loans
Commercial other	13	—	—
Commercial real estate	358	358	34
Total commercial loans	371	358	34
Total impaired loans with a related allowance	1,346	813	280
Total individually evaluated impaired loans:
SBA loans held for investment (1)	2,210	1,108	246
SBA 504 loans	513	513	—
Commercial loans
Commercial other	38	25	—
Commercial real estate	400	401	34
Total commercial loans	438	426	34
Total individually evaluated impaired loans	$3,161	$2,047	$280

(1)	Balances are reduced by amount guaranteed by the SBA of $60 thousand at December 31, 2016.

	December 31, 2015
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$961	$518	$—
SBA 504 loans	2,226	2,226	—
Commercial loans
Commercial real estate	1,365	1,366	—
Total commercial loans	1,365	1,366	—
Total impaired loans with no related allowance	4,552	4,110	—
With an allowance:
SBA loans held for investment (1)	2,203	1,389	705
Commercial loans
Commercial other	33	10	10
Commercial real estate	1,664	1,664	127
Total commercial loans	1,697	1,674	137
Total impaired loans with a related allowance	3,900	3,063	842
Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,164	1,907	705
SBA 504 loans	2,226	2,226	—
Commercial loans
Commercial other	33	10	10
Commercial real estate	3,029	3,030	127
Total commercial loans	3,062	3,040	137
Total individually evaluated impaired loans	$8,452	$7,173	$842

(1)	Balances are reduced by amount guaranteed by the SBA of $288 thousand at December 31, 2015.

Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized
The following table presents the average recorded investments in impaired loans and the related amount of interest recognized during the time period in which the loans were impaired for the years ended December 31, 2016 and 2015.  The average balances are calculated based on the month-end balances of impaired loans.  When the ultimate collectability of the total principal of an impaired loan is in doubt and the loan is on nonaccrual status, all payments are applied to principal under the cost recovery method, therefore no interest income is recognized.  The interest recognized on impaired loans noted below represents accruing troubled debt restructurings only and nominal amounts of income recognized on a cash basis for well-collateralized impaired loans.

	For the years ended December 31,
	2016		2015
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held for investment (1)	$1,535	$14	$1,887	$90
SBA 504 loans	798	—	2,488	106
Commercial loans
Commercial other	607	38	960	102
Commercial real estate	1,198	59	5,100	64
Commercial real estate construction	272	—	—	—
Total	$4,410	$111	$10,435	$362

(1)	Balances are reduced by the average amount guaranteed by the SBA of $246 thousand and $416 thousand for years ended December 31, 2016 and 2015, respectively.

Schedule of Servicing Assets
A summary of the changes in the related servicing assets for the past two years follows:

	For the years ended December 31,
(In thousands)	2016	2015
Balance, beginning of year	$1,389	$753
Servicing assets capitalized	1,472	927
Amortization of expense	(775)	(291)
Provision for loss in fair value	—	—
Balance, end of year	$2,086	$1,389

Schedule of Related Party Transactions
An analysis of such loans, all of which are current as to principal and interest payments, is as follows:

(In thousands)	December 31, 2016	December 31, 2015
Balance, beginning of year	$37,394	$26,452
New loans and advances	31	15,809
Loan repayments	(8,169)	(4,867)
Balance, end of year	$29,256	$37,394